Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jul. 05, 2017	Jan. 31, 2017
6.75% Senior Notes due June 2018 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2018-06	2018-06
Senior Notes, Interest rate	6.75%	6.75%
7.75% Senior Notes due June 2021 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-06	2021-06
Senior Notes, Interest rate	7.75%	7.75%
8.125% Senior Notes due June 2023 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-06	2023-06
Senior Notes, Interest rate	8.125%	8.125%
12.5% Senior Notes due November 2024 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2024-11	2024-11
Senior Notes, Interest rate	12.50%	12.50%			12.50%
12.5% Senior Notes due April 2022 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2022-04	2022-04
Senior Notes, Interest rate	12.50%	12.50%
9.5% Senior Secured Notes due September 2022 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2022-09	2022-09
Senior Notes, Interest rate	9.50%	9.50%
8.00% Senior Secured Notes due February 2024 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2024-02	2024-02
Senior Notes, Interest rate	8.00%	8.00%
7.25% Senior Notes due April 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-04	2019-04
Senior Notes, Interest rate	7.25%	7.25%		7.25%
7.5% Senior Notes due April 2021 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-04	2021-04
Senior Notes, Interest rate	7.50%	7.50%
5.5% Senior Notes due August 2023 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-08	2023-08
Senior Notes, Interest rate	5.50%	5.50%
9.75% Senior Notes due July 2025 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2025-07	2025-07
Senior Notes, Interest rate	9.75%	9.75%		9.75%
Senior Secured Credit Facilities Due June 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-06	2019-06
Senior Secured Credit Facilities Due November 2023 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-11	2023-11
Consolidation and Eliminations [Member] | 12.5% Senior Notes due November 2024 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2024-11	2024-11
Consolidation and Eliminations [Member] | 12.5% Senior Notes due November 2024 [Member] | Intelsat Connect Finance, Intel Jackson And Intelsat Envision [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate	12.50%	12.50%
Consolidation and Eliminations [Member] | 7.75% Senior Notes due June 2021 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-06	2021-06
Senior Notes, Interest rate	7.75%	7.75%
Consolidation and Eliminations [Member] | 8.125% Senior Notes due June 2023 [Member] | Intelsat Connect Finance And Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-06	2023-06
Senior Notes, Interest rate	8.125%	8.125%
Convertible Debt [Member] | Convertible Senior Notes Due June 2025 [Member] | Intelsat S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate	4.50%	4.50%	4.50%
Senior Notes [Member] | Senior Notes Due February 2023 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate	9.50%	9.50%
Senior Notes [Member] | Senior Notes Due October 2024 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate	8.50%	8.50%